Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Consolidated Statement of Financial Position - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Consolidated Statement of Financial Position [Abstract]
Current liabilities	$ 93,166	$ 263,207
Non-current liabilities	40,113	105,540
Total	$ 133,279	$ 368,747